OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT ASSETS, NET
Schedule of other current assets net

Other current assets, net, consist of the following:

	As of December 31,
	2022			2023
	Gross	Allowance	Net	Gross	Allowance	Net

Receivable from third party (i)	$24,860	$(20,002)	$4,858	$33,147	(27,464)	5,683
Receivable from AM Advertising and its subsidiaries (ii)	22,840	$(7,896)	$14,944	21,218	(7,669)	13,549
Input VAT receivable(iii)	3,296	—	3,296	2,493	—	2,493
Other prepaid expenses	3,837	(2,490)	1,347	3,710	(1,338)	2,372
Short-term deposits	1,102	—	1,102	257	—	257
Prepaid selling and marketing fees	518	(319)	199	518	(354)	164
Receivable from Non-controlling shareholders	709	(709)	—	669	(521)	148
Prepaid individual income tax and other employee advances	445	(155)	290	389	(116)	273
Stock subscriptions receivable(iv)	149	—	149	—	—	—
Prepaid expenses of equipment(v)	34,179	—	34,179	—	—	—
Others	72	—	72	50	—	50
Total	$92,007	$(31,571)	$60,436	$62,451	(37,462)	24,989
(i)	Receivable from third party mainly represented the concession fee deposits of Guangzhou Meizheng for the ceased operations in providing Wi-Fi services on trains that is expected to be refunded within one year and the refund receivable of concession fee from an airline company. As of December 31, 2022 and 2023, the management conducted a review on the outstanding balance and recorded bad debt provision on other current assets for which the collectability is assessed to be remote. It also consisted of loans to third parties are in order to secure them to provide advertising services at prime locations to the Group. As of December 31, 2022 and 2023, the Group had balance of various loan agreements with third parties with aggregated amount of $6,056 and $5,891, respectively with the terms of one year. The interest rates were around 5% without any assets pledged for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the bad debt allowance for loan to third parties amounted to $6,056 and $5,891, respectively.
(ii)	Receivable from AM Advertising and its subsidiaries balance amounted to $22,840 and $21,218 as of December 31, 2022 and 2023, respectively. As of December 31, 2022 and 2023, $7,896 and $7,669 of bad debt allowance were made for the receivable balance, respectively. See Note 19 (b) for further discussion of AM Advertising.
(iii)	Input VAT receivable decreased by $803 from $3,296 as of December 31, 2022 to $2,493 as of December 31, 2023. In 2022 and 2023, economy was adversely affected by the unpredictable COVID-19 and the Group expected that it would be remote to receive invoices to certify the estimated input VAT.
(iv)	On December 30, 2020, the Group issued 23,876,308 ordinary shares to purchase computer servers valued at $2,531, which are specifically designed for mining cryptocurrencies and have been subsequently transferred to the Group in January 2021.
(v)	On April 6, 2022, the Group issued 179,986,169 ordinary shares to purchase computer servers valued at $34,179, which are specifically designed for mining cryptocurrencies. On June 21, 2023 the transaction was terminated and the Company repurchased the all issued shares for the transaction at par value.

Schedule of allowance for other current assets

Movement of allowance for other current assets is as follows:

	For the years ended December 31,
	2021	2022	2023
Beginning of year	$57,956	$34,846	$31,571
Addition	—	—	6,788
Reverse	—	(647)	—
Write off	(24,490)	—	—
Exchange rate adjustment	1,380	(2,628)	(897)
End of year	$34,846	$31,571	$37,462